NATIXIS FUNDS

LOOMIS SAYLES FUNDS

NATIXIS ETFs

Supplement dated August 28, 2017 to the Loomis Sayles Funds Prospectuses and Statements of Additional

Information dated February 1, 2017, the Natixis Funds Prospectuses and Statements of Additional

Information dated February 1, 2017, February 28, 2017, March 31, 2017 and May 1, 2017, and the

Natixis ETFs Prospectus and Statement of Additional Information dated May 1, 2017, as may be revised or supplemented from time to time, for the following funds.

AEW Real Estate Fund	Loomis Sayles Small Cap Growth Fund
ASG Dynamic Allocation Fund	Loomis Sayles Small/Mid Cap Growth Fund
ASG Global Alternatives Fund	Loomis Sayles Small Cap Value Fund
ASG Managed Futures Strategy Fund	Loomis Sayles Strategic Alpha Fund
ASG Tactical U.S. Market Fund	Loomis Sayles Strategic Income Fund
Gateway Fund	Loomis Sayles Value Fund
Gateway Equity Call Premium Fund	McDonnell Intermediate Municipal Bond Fund
Loomis Sayles Bond Fund	Mirova Global Green Bond Fund
Loomis Sayles Core Disciplined Alpha Bond Fund	Mirova Global Sustainable Equity Fund
Loomis Sayles Core Plus Bond Fund	Natixis Oakmark Fund
Loomis Sayles Dividend Income Fund	Natixis Oakmark International Fund
Loomis Sayles Fixed Income Fund	Natixis Seeyond International Minimum Volatility ETF
Loomis Sayles Global Bond Fund	Natixis Sustainable Future 2015 Fund
Loomis Sayles Global Equity and Income Fund	Natixis Sustainable Future 2020 Fund
Loomis Sayles Global Growth Fund	Natixis Sustainable Future 2025 Fund
Loomis Sayles Growth Fund	Natixis Sustainable Future 2030 Fund
Loomis Sayles High Income Fund	Natixis Sustainable Future 2035 Fund
Loomis Sayles High Income Opportunities Fund	Natixis Sustainable Future 2040 Fund
Loomis Sayles Inflation Protected Securities Fund	Natixis Sustainable Future 2045 Fund
Loomis Sayles Institutional High Income Fund	Natixis Sustainable Future 2050 Fund
Loomis Sayles Intermediate Duration Bond Fund	Natixis Sustainable Future 2055 Fund
Loomis Sayles Investment Grade Bond Fund	Natixis Sustainable Future 2060 Fund
Loomis Sayles Investment Grade Fixed Income Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Limited Term Government and Agency Fund	Vaughan Nelson Select Fund
Loomis Sayles Multi-Asset Income Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles Securitized Asset Fund	Vaughan Nelson Value Opportunity Fund
Loomis Sayles Senior Floating Rate and Fixed Income Fund

Effective September 5, 2017, the address for the Funds, NGAM Distribution, L.P., NGAM Advisors, L.P., Natixis Asset Management U.S., LLC, Natixis Global Asset Management, L.P., the Board of Trustees, and the Trustees and Officers of the Trusts will be as follows, and all references to the address for such entities and individuals in the Prospectuses and Statements of Additional Information of the Funds are revised accordingly: 888 Boylston Street, Suite 800, Boston, MA 02199-8197.